Finance debt - Summary of Current and Non-current Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Current	$ 7,739	$ 6,634
Non-current	55,491	51,666
Total	63,230	58,300	$ 53,168
Borrowings
Disclosure of detailed information about borrowings [line items]
Current	7,701	6,592
Non-current	54,873	51,074
Total	62,574	57,666
Net obligations under finance leases
Disclosure of detailed information about borrowings [line items]
Current	38	42
Non-current	618	592
Total	$ 656	$ 634